UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (63.8%)(a)
			Shares	Value

Basic materials (3.3%)

Air Products & Chemicals, Inc.			11,654	$1,569,328

Alcoa, Inc.			29,861	500,470

Allegheny Technologies, Inc.			5,108	167,798

Axiall Corp.			21,461	864,878

CF Industries Holdings, Inc.			6,538	1,699,880

Chemtura Corp.(NON)			8,790	204,719

Constellium NV Class A (Netherlands)(NON)			12,988	263,007

Croda International PLC (United Kingdom)			33,979	1,247,475

Dow Chemical Co. (The)			99,538	4,917,177

Fortune Brands Home & Security, Inc.			110,294	4,770,216

Freeport-McMoRan, Inc. (Indonesia)			54,037	1,540,054

Hi-Crush Partners LP (Units)			30,911	1,333,191

Huntsman Corp.			53,139	1,296,592

Martin Marietta Materials, Inc.			2,911	340,354

MeadWestvaco Corp.			47,571	2,101,211

Monsanto Co.			38,830	4,467,003

Newmont Mining Corp.			17,084	320,496

Nucor Corp.			7,081	382,798

Packaging Corp. of America			20,608	1,485,425

Praxair, Inc.			15,145	1,908,119

S&W Seed Co.(NON)			35,365	114,229

Sealed Air Corp.			41,973	1,521,521

Sherwin-Williams Co. (The)			16,776	3,851,098

Smurfit Kappa Group PLC (Ireland)			56,571	1,167,590

Steel Dynamics, Inc.			17,131	394,184

Symrise AG (Germany)			96,243	5,412,236

Tronox, Ltd. Class A			18,850	455,793

				44,296,842
Capital goods (2.2%)

Airbus Group NV (France)			6,807	406,037

Allegion PLC (Ireland)			13,508	717,140

Eaton Corp PLC			20,470	1,399,943

Embraer SA ADR (Brazil)			1,633	63,099

Gaztransport Et Technigaz SA (France)			42,192	2,360,775

General Dynamics Corp.			62,256	8,700,899

HD Supply Holdings, Inc.(NON)			11,751	338,899

Hubbell, Inc. Class B			13,807	1,565,852

Northrop Grumman Corp.			26,506	3,656,767

Pall Corp.			22,266	2,035,558

Raytheon Co.			8,964	931,180

Rockwell Collins, Inc.			5,325	448,099

Staples, Inc.			10,051	127,447

United Technologies Corp.			63,704	6,816,328

				29,568,023
Communication services (2.8%)

American Tower Corp.(R)			48,731	4,751,273

Charter Communications, Inc. Class A(NON)			25,937	4,108,160

Comcast Corp. Class A			190,037	10,518,548

DISH Network Corp. Class A(NON)			51,616	3,285,358

Liberty Global PLC Ser. C (United Kingdom)			99,864	4,440,952

Verizon Communications, Inc.			155,211	7,799,353

Zayo Group Holdings, Inc.(NON)			75,351	1,763,967

				36,667,611
Communications equipment (0.2%)

Cisco Systems, Inc.			125,969	3,082,461

				3,082,461
Computers (3.9%)

Anixter International, Inc.			12,100	1,030,557

Apple, Inc.			311,488	33,640,704

Castlight Health, Inc. Class B(NON)			132,602	1,658,851

EMC Corp.			152,447	4,379,802

Hewlett-Packard Co.			133,856	4,802,752

SanDisk Corp.			44,520	4,191,113

Western Digital Corp.			24,659	2,425,706

				52,129,485
Conglomerates (0.2%)

General Electric Co.			16,956	437,634

Siemens AG (Germany)			14,366	1,618,628

Tyco International, Ltd.			26,509	1,138,031

				3,194,293
Consumer cyclicals (7.4%)

Abercrombie & Fitch Co. Class A			9,948	333,059

Advance Auto Parts, Inc.			1,284	188,697

Amazon.com, Inc.(NON)			24,855	7,592,208

Autonation, Inc.(NON)			3,092	177,048

AutoZone, Inc.(NON)			1,193	660,349

Bed Bath & Beyond, Inc.(NON)			44,471	2,994,676

Best Buy Co., Inc.			2,542	86,784

Brunswick Corp.			25,945	1,214,226

CaesarStone Sdot-Yam, Ltd. (Israel)			29,460	1,645,636

Chico's FAS, Inc.			22,969	346,372

Ctrip.com International, Ltd. ADR (China)(NON)			31,240	1,821,291

Dollar General Corp.(NON)			34,751	2,177,845

Express, Inc.(NON)			22,550	337,574

Five Below, Inc.(NON)			52,625	2,098,159

Ford Motor Co.			15,529	218,804

GameStop Corp. Class A			363	15,522

Gap, Inc. (The)			53,058	2,010,368

H&R Block, Inc.			17,981	580,966

Hanesbrands, Inc.			12,705	1,341,775

Hilton Worldwide Holdings, Inc.(NON)			91,289	2,304,134

Home Depot, Inc. (The)			63,873	6,228,895

Johnson Controls, Inc.			10,171	480,580

Live Nation Entertainment, Inc.(NON)			199,664	5,191,264

lululemon athletica, Inc. (Canada)(NON)			8,684	361,689

Macy's, Inc.			40,976	2,369,232

MasterCard, Inc. Class A			56,757	4,753,399

Michael Kors Holdings, Ltd.(NON)			41,219	3,239,401

Michaels Cos., Inc. (The)(NON)			16,455	300,797

NIKE, Inc. Class B			52,655	4,895,335

O'Reilly Automotive, Inc.(NON)			3,997	702,991

Office Depot, Inc.(NON)			78,821	411,446

Penn National Gaming, Inc.(NON)			116,189	1,520,914

Priceline Group, Inc. (The)(NON)			4,599	5,547,360

PulteGroup, Inc.			80,384	1,542,569

RE/MAX Holdings, Inc. Class A			57,415	1,837,279

Rollins, Inc.			42,772	1,363,144

Time Warner, Inc.			50,580	4,019,593

TiVo, Inc.(NON)			55,625	725,906

TJX Cos., Inc. (The)			64,490	4,083,507

Tumi Holdings, Inc.(NON)			125,379	2,604,122

Vail Resorts, Inc.			19,468	1,681,255

Wal-Mart Stores, Inc.			37,428	2,854,634

Walt Disney Co. (The)			88,175	8,057,432

Whirlpool Corp.			14,110	2,427,626

Wyndham Worldwide Corp.			27,375	2,126,216

Wynn Resorts, Ltd.			4,333	823,313

				98,295,392
Consumer staples (5.5%)

Avon Products, Inc.			156,698	1,629,659

Bright Horizons Family Solutions, Inc.(NON)			32,774	1,460,409

Coca-Cola Enterprises, Inc.			51,430	2,229,491

Colgate-Palmolive Co.			18,342	1,226,713

Costco Wholesale Corp.			31,532	4,205,423

Coty, Inc. Class A(NON)			389,336	6,462,978

CVS Health Corp.			59,640	5,117,708

Dr. Pepper Snapple Group, Inc.			53,580	3,710,415

Dunkin' Brands Group, Inc.			19,165	871,623

Energizer Holdings, Inc.			2,200	269,830

Estee Lauder Cos., Inc. (The) Class A			59,947	4,506,814

Groupon, Inc.(NON)			137,881	1,007,910

Hershey Co. (The)			14,980	1,436,732

JM Smucker Co. (The)			8,599	894,296

Kellogg Co.			23,222	1,485,278

Keurig Green Mountain, Inc.			4,311	654,194

Kraft Foods Group, Inc.			32,375	1,824,331

Lorillard, Inc.			34,342	2,112,033

Mead Johnson Nutrition Co.			21,913	2,176,179

Mondelez International, Inc. Class A			87,320	3,078,903

Monster Beverage Corp.(NON)			19,472	1,964,334

PepsiCo, Inc.			91,158	8,766,665

Philip Morris International, Inc.			86,488	7,698,297

Pinnacle Foods, Inc.			21,155	715,039

Starbucks Corp.			37,245	2,814,232

Walgreen Co.			30,065	1,930,774

Whole Foods Market, Inc.			18,772	738,303

Yum! Brands, Inc.			21,817	1,567,115

Zalando SE (Germany)(NON)			30,102	697,863

				73,253,541
Electronics (3.8%)

Agilent Technologies, Inc.			39,740	2,196,827

Broadcom Corp. Class A			59,961	2,511,167

Honeywell International, Inc.			99,931	9,605,368

Intel Corp.			174,268	5,926,854

L-3 Communications Holdings, Inc.			160,060	19,440,888

Micron Technology, Inc.(NON)			276,212	9,139,855

Skyworks Solutions, Inc.			18,044	1,050,883

				49,871,842
Energy (5.4%)

Aker Solutions ASA 144A (Norway)(NON)			163,281	1,057,885

Antero Resources Corp.(NON)			40,763	2,137,612

Cheniere Energy, Inc.(NON)			27,896	2,092,200

CONSOL Energy, Inc.			18,271	672,373

Dril-Quip, Inc.(NON)			4,213	378,959

EnCana Corp. (Canada)			174,924	3,258,834

Energen Corp.			48,693	3,296,515

EOG Resources, Inc.			111,555	10,603,303

EP Energy Corp. Class A(NON)			266,137	3,885,600

Exxon Mobil Corp.			103,603	10,019,446

Genel Energy PLC (United Kingdom)(NON)			90,418	1,016,108

Halliburton Co.			112,849	6,222,493

MarkWest Energy Partners LP			33,052	2,315,293

Noble Energy, Inc.			70,713	4,075,190

QEP Resources, Inc.			184,760	4,631,933

Royal Dutch Shell PLC ADR (United Kingdom)			67,230	4,826,442

Schlumberger, Ltd.			55,814	5,506,609

SPT Energy Group, Inc. (China)			405,320	128,048

Suncor Energy, Inc. (Canada)			157,866	5,610,558

Weatherford International PLC(NON)			18,232	299,369

				72,034,770
Financials (10.2%)

Altisource Residential Corp.(R)			20,690	480,422

American Express Co.			78,089	7,024,106

American International Group, Inc.			113,200	6,064,124

Ameriprise Financial, Inc.			25,100	3,166,867

Assured Guaranty, Ltd.			127,449	2,941,523

AvalonBay Communities, Inc.(R)			12,437	1,938,182

Bank of America Corp.			365,062	6,264,464

Berkshire Hathaway, Inc. Class B(NON)			18,087	2,535,074

Boston Properties, Inc.(R)			13,404	1,698,956

Capital One Financial Corp.			17,000	1,407,090

Carlyle Group LP (The)			101,699	2,823,164

Charles Schwab Corp. (The)			207,200	5,940,424

Citigroup, Inc.			185,428	9,925,961

CME Group, Inc.			73,254	6,139,418

Equity Lifestyle Properties, Inc.(R)			19,388	951,951

Essex Property Trust, Inc.(R)			4,360	879,674

Federal Realty Investment Trust(R)			2,602	342,944

Fifth Third Bancorp			264,006	5,277,480

Gaming and Leisure Properties, Inc.(R)			54,144	1,692,000

General Growth Properties(R)			52,119	1,350,403

Genworth Financial, Inc. Class A(NON)			198,252	2,773,545

Hartford Financial Services Group, Inc. (The)			107,946	4,272,503

Invesco, Ltd.			20,500	829,635

JPMorgan Chase & Co.			206,851	12,510,348

KeyCorp			295,560	3,901,392

KKR & Co. LP			174,900	3,770,844

Morgan Stanley			15,140	529,143

Pebblebrook Hotel Trust(R)			9,113	388,214

Plum Creek Timber Co., Inc.(R)			11,600	475,716

Prologis, Inc.(R)			16,005	666,608

Prudential PLC (United Kingdom)			127,647	2,945,541

Public Storage(R)			5,400	995,436

Regions Financial Corp.			443,132	4,400,301

Simon Property Group, Inc.(R)			11,167	2,001,238

State Street Corp.			10,310	777,993

Visa, Inc. Class A			27,118	6,547,099

Vornado Realty Trust(R)			10,600	1,160,488

Wells Fargo & Co.			296,900	15,762,421

WisdomTree Investments, Inc.(NON)			112,784	1,663,564

				135,216,256
Health care (9.4%)

Abbott Laboratories			44,479	1,938,840

AbbVie, Inc.			111,077	7,048,946

Actavis PLC(NON)			28,376	6,887,990

Aetna, Inc.			10,731	885,415

Allergan, Inc.			20,361	3,869,812

AmerisourceBergen Corp.			16,396	1,400,382

Anthem, Inc.			12,725	1,612,130

AstraZeneca PLC ADR (United Kingdom)			38,398	2,800,750

Baxter International, Inc.			36,163	2,536,473

Biogen Idec, Inc.(NON)			13,751	4,415,171

Boston Scientific Corp.(NON)			50,054	664,717

Bristol-Myers Squibb Co.			128,164	7,457,863

Cardinal Health, Inc.			31,908	2,504,140

Celgene Corp.(NON)			76,135	8,153,296

Cerner Corp.(NON)			14,651	927,994

CIGNA Corp.			33,870	3,372,436

Covidien PLC			10,660	985,410

Diplomat Pharmacy, Inc.(NON)			24,417	524,966

Eli Lilly & Co.			74,478	4,940,126

Express Scripts Holding Co.(NON)			21,616	1,660,541

Gilead Sciences, Inc.(NON)			132,886	14,883,232

HCA Holdings, Inc.(NON)			10,895	763,195

Johnson & Johnson			45,252	4,877,261

McKesson Corp.			17,296	3,518,179

Medtronic, Inc.			71,018	4,840,587

Merck & Co., Inc.			110,740	6,416,276

Mylan, Inc.(NON)			51,650	2,765,858

Pfizer, Inc.			170,224	5,098,209

Premier, Inc. Class A(NON)			48,718	1,626,207

Retrophin, Inc.(NON)			66,386	642,616

St. Jude Medical, Inc.			32,651	2,095,215

Thermo Fisher Scientific, Inc.			13,115	1,541,931

Tornier NV (Netherlands)(NON)			52,334	1,462,735

TransEnterix, Inc.(NON)			52,744	216,250

Universal Health Services, Inc. Class B			16,126	1,672,427

Ventas, Inc.(R)			26,600	1,822,366

Vertex Pharmaceuticals, Inc.(NON)			27,447	3,091,630

Zimmer Holdings, Inc.			23,461	2,609,802

				124,531,374
Semiconductor (0.6%)

Applied Materials, Inc.			18,465	407,892

Lam Research Corp.			51,622	4,019,289

Qualcomm, Inc.			50,907	3,996,709

				8,423,890
Software (2.3%)

Activision Blizzard, Inc.			8,961	178,772

Adobe Systems, Inc.(NON)			22,487	1,576,788

Cadence Design Systems, Inc.(NON)			33,569	602,564

Electronic Arts, Inc.(NON)			20,036	820,875

Microsoft Corp.			318,304	14,944,373

Oracle Corp.			206,215	8,052,696

PTC, Inc.(NON)			7,924	302,301

Red Hat, Inc.(NON)			41,005	2,416,015

Tencent Holdings, Ltd. (China)			80,081	1,276,315

				30,170,699
Technology (—%)

CACI International, Inc. Class A(NON)			5,587	459,754

				459,754
Technology services (3.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			97,167	9,580,666

Computer Sciences Corp.			34,032	2,055,533

Facebook, Inc. Class A(NON)			107,891	8,090,746

Fidelity National Information Services, Inc.			36,436	2,127,498

Google, Inc. Class A(NON)			132	74,959

Google, Inc. Class C(NON)			31,157	17,419,256

Pandora Media, Inc.(NON)			32,433	625,308

Yahoo!, Inc.(NON)			60,267	2,775,295

Yandex NV Class A (Russia)(NON)			19,803	566,762

				43,316,023
Transportation (1.3%)

American Airlines Group, Inc.			39,861	1,648,252

Canadian Pacific Railway, Ltd. (Canada)			5,025	1,045,216

Genesee & Wyoming, Inc. Class A(NON)			16,340	1,571,908

Spirit Airlines, Inc.(NON)			46,672	3,412,190

Union Pacific Corp.			76,519	8,910,638

				16,588,204
Utilities and power (2.0%)

Ameren Corp.			18,300	774,822

American Electric Power Co., Inc.			42,303	2,467,957

American Water Works Co., Inc.			24,896	1,328,700

Calpine Corp.(NON)			125,593	2,866,032

Dominion Resources, Inc.			146	10,410

Edison International			50,403	3,154,220

Exelon Corp.			113,263	4,144,293

NextEra Energy Partners LP(NON)			28,036	1,024,996

NextEra Energy, Inc.			21,112	2,115,845

NRG Energy, Inc.			113,984	3,417,240

PG&E Corp.			64,349	3,238,042

Sempra Energy			20,427	2,246,970

				26,789,527

Total common stocks (cost $763,005,794)				$847,889,987

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, November 1, 2044(FWC)			$1,000,000	$1,019,063

				1,019,063
U.S. Government Agency Mortgage Obligations (5.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035			3,527	3,996
4 1/2s, with due dates from September 1, 2043 to May 1, 2044			2,404,830	2,651,069
4s, with due dates from July 1, 2042 to June 1, 2043			10,805,108	11,502,911
3 1/2s, with due dates from December 1, 2042 to April 1, 2043			910,903	946,663
3 1/2s, October 1, 2042(FWC)			900,000	929,250

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038			2,336,426	2,609,195
5 1/2s, TBA, November 1, 2044			2,000,000	2,232,812
5s, with due dates from August 1, 2033 to January 1, 2039			1,214,463	1,349,123
4 1/2s, with due dates from August 1, 2041 to October 1, 2043			19,227,570	20,959,542
4 1/2s, TBA, December 1, 2044			5,000,000	5,409,375
4 1/2s, TBA, November 1, 2044			5,000,000	5,420,703
4s, June 1, 2044			590,057	629,526
4s, May 1, 2044			393,946	420,297
4s, July 1, 2043(FWC)			942,562	1,007,105
4s, TBA, January 1, 2045			1,000,000	1,055,977
4s, TBA, November 1, 2044			2,000,000	2,123,594
3 1/2s, with due dates from May 1, 2043 to May 1, 2043			1,827,465	1,893,140
3 1/2s, TBA, November 1, 2044			3,000,000	3,101,719
3s, February 1, 2043			911,246	913,631
3s, TBA, November 1, 2044			10,000,000	10,003,125

				75,162,753

Total U.S. government and agency mortgage obligations (cost $75,551,152)				$76,181,816

U.S. TREASURY OBLIGATIONS (12.8%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3 3/4s, November 15, 2043			$5,580,000	$6,331,818

U.S. Treasury Notes
3 1/2s, February 15, 2018			29,440,000	31,709,179
1 3/4s, May 31, 2016			24,930,000	25,470,572
1 1/8s, December 31, 2019			11,290,000	10,974,056
1s, August 31, 2016			41,640,000	42,051,033
3/4s, March 31, 2018			44,370,000	43,755,751
1/4s, November 30, 2014			9,662,000	9,663,283
2.500%, May 15, 2024(i)			111,000	114,026

Total U.S. treasury Obligations (cost $169,428,131)				$170,069,718

CORPORATE BONDS AND NOTES (14.0%)(a)
			Principal amount	Value

Basic materials (0.6%)

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)			$365,000	$474,630

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			400,000	494,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			600,000	638,245

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			408,000	435,448

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			78,000	93,784

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			215,000	212,751

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			200,000	228,195

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			850,000	1,190,781

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			500,000	540,842

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			335,000	344,316

International Paper Co. sr. unsec. notes 8.7s, 2038			10,000	14,744

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			412,000	417,811

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			200,000	207,060

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			188,000	212,153

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			77,000	86,494

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			350,000	422,413

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			168,000	180,393

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			195,000	219,869

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			180,000	226,469

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			553,000	721,698

				7,362,096
Capital goods (0.3%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 4.15s, 2024			405,000	415,571

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			767,000	1,072,463

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			975,000	1,284,102

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			240,000	273,245

United Technologies Corp. sr. unsec. notes 5.7s, 2040			100,000	123,668

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			225,000	240,145

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			745,000	1,078,978

				4,488,172
Communication services (1.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			200,000	239,140

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			280,000	285,988

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			735,000	751,788

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			240,000	238,782

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			715,000	718,575

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			645,000	927,033

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			268,000	351,707

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			710,000	783,551

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			70,000	97,657

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			380,000	489,140

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			255,000	288,006

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			331,000	380,752

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			95,000	135,366

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	206,984

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			1,125,000	1,196,770

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			275,000	298,451

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			610,000	843,729

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			1,000,000	1,012,500

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			845,000	948,334

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			1,000,000	1,057,217

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			355,000	455,273

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			165,000	227,011

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			1,011,000	1,236,118

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			5,200	134,680

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			270,000	285,802

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			595,000	581,034

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			770,000	969,479

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			980,000	1,301,880

				16,442,747
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			1,045,000	1,331,331

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			190,000	271,551

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			350,000	382,375

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			705,000	704,345

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			1,245,000	1,694,446

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			625,000	561,206

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			579,000	645,581

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			135,000	214,312

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043			1,290,000	1,701,185

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			49,000	65,627

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			200,000	276,611

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			185,000	190,088

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			300,000	359,964

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			157,000	177,592

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			355,000	353,296

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			460,000	625,617

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			320,000	366,423

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			150,000	163,833

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			200,000	194,106

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			600,000	604,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			1,034,000	1,311,435

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034			310,000	391,813

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			123,000	150,640

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			70,000	74,312

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			1,036,000	1,033,461

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			310,000	318,226

Nordstrom, Inc. sr. unsec. notes 5s, 2044			310,000	341,180

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			435,000	442,484

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			195,000	200,246

Owens Corning company guaranty sr. unsec. notes 9s, 2019			55,000	66,993

QVC, Inc. company guaranty sr. notes 4.85s, 2024			390,000	394,984

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			460,000	470,077

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			520,000	724,631

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			550,000	552,750

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043			450,000	507,283

				17,864,504
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			773,000	797,902

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			84,000	108,269

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			132,000	171,833

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			1,209,000	1,169,135

Anheuser-Busch Cos., LLC company guaranty sr. unsec. unsub. notes 5 1/2s, 2018			885,000	987,102

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			165,000	251,129

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			495,000	537,255

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			855,000	1,116,232

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			686,530	874,413

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			686,133	725,465

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			108,000	114,021

Delhaize Group SA company guaranty sr. unsec. unsub. notes 6 1/2s, 2017 (Belgium)			620,000	693,760

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			820,000	1,082,898

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			1,434,000	1,886,598

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			785,000	793,966

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			350,000	343,264

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			437,000	423,456

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			309,000	385,384

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038			535,000	692,472

McDonald's Corp. sr. unsec. notes 5.7s, 2039			600,000	722,537

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			180,000	186,853

Mondelez International, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			676,000	855,933

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			200,000	215,324

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			134,000	140,413

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			191,000	203,930

				15,479,544
Energy (1.0%)

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			250,000	263,474

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			175,000	191,199

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			375,000	412,664

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019			205,000	236,288

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			575,000	572,222

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			388,000	509,763

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			1,070,000	1,470,837

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			315,000	284,540

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			175,000	211,698

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			220,000	281,277

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			390,000	385,417

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)			250,000	238,324

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)			300,000	308,922

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			825,000	844,685

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			355,000	361,869

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			743,000	822,873

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			760,000	996,770

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			580,000	655,337

Spectra Energy Capital, LLC sr. notes 8s, 2019			820,000	1,016,682

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			480,000	546,745

Tosco Corp. sr. unsec. notes 8 1/8s, 2030			600,000	883,432

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			245,000	281,027

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			405,000	598,795

Williams Partners LP sr. unsec. notes 5.4s, 2044			323,000	338,647

Williams Partners LP sr. unsec. notes 4.3s, 2024			322,000	331,590

				13,045,077
Financials (5.7%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			747,000	991,710

Aflac, Inc. sr. unsec. notes 6.45s, 2040			314,000	397,774

American Express Co. sr. unsec. notes 7s, 2018			650,000	757,569

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			856,000	1,162,020

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			1,150,000	1,067,920

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			715,000	695,521

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			525,000	631,186

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			550,000	574,409

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			135,000	145,548

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			400,000	401,108

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			315,000	341,561

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			1,724,000	2,314,767

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017			500,000	565,128

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			331,000	384,786

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			703,000	708,764

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			100,000	115,313

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			370,000	397,328

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			810,000	833,941

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			1,213,000	1,333,934

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023			462,000	457,539

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			805,000	856,416

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			50,000	62,736

Citigroup, Inc. sr. unsec. sub. FRN notes 0.502s, 2016			123,000	121,957

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			718,000	936,990

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands bank guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)			250,000	263,042

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			1,079,000	1,189,715

Credit Suisse/New York sr. unsec. notes 5.3s, 2019			475,000	536,548

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			605,000	751,106

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			375,000	442,951

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			1,117,000	1,176,247

EPR Properties unsec. notes 5 1/4s, 2023(R)			345,000	365,583

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			300,000	299,250

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			217,000	205,065

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			425,000	448,758

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			355,000	379,739

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			1,540,000	2,047,733

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			860,000	1,048,264

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			805,000	961,139

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			282,000	346,181

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			1,495,000	1,970,072

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,230,000	1,384,746

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			1,005,000	1,101,539

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			250,000	248,352

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			342,000	471,616

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			2,300,000	2,351,750

HSBC Holdings PLC unsec. sub. notes 5 1/4s, 2044 (United Kingdom)			800,000	869,661

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			450,000	455,553

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,225,000	2,478,800

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			275,000	301,813

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			780,000	845,325

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			1,250,000	1,399,895

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.234s, 2047			2,443,000	1,978,830

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			785,000	918,450

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			340,000	408,484

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			100,000	97,476

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			530,000	530,426

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			1,290,000	2,022,884

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.994s, 2026			275,000	248,496

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			600,000	702,071

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			2,044,000	2,611,210

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			590,000	663,013

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			285,000	297,357

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			465,000	470,347

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			415,000	571,550

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			1,300,000	1,407,367

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			370,000	397,524

Pacific LifeCorp 144A sr. notes 6s, 2020			365,000	417,928

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			213,000	232,235

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			1,939,000	2,128,053

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			359,000	373,360

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			1,153,000	1,153,000

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.109s, 2017			180,000	180,213

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			1,045,000	1,120,490

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			425,000	430,600

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			1,510,000	1,728,950

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			940,000	987,333

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			1,100,000	1,155,866

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			630,000	664,793

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			725,000	792,911

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)			600,000	670,500

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.234s, 2037			2,021,000	1,745,639

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			825,000	853,909

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			265,000	308,375

Teachers Insurance & Annuity Association of America (The) 144A unsec. sub. notes, 6.85s, 2039			263,000	347,692

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			295,000	397,406

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022			2,640,000	3,115,612

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			1,060,000	1,198,874

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			710,000	795,637

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			1,050,000	1,090,155

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			214,000	230,585

				76,041,969
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)			4,000,000	5,564,416

				5,564,416
Health care (0.1%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			95,000	125,668

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			205,000	206,418

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			659,000	678,467

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			335,000	416,593

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			121,000	132,658

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			300,000	314,994

				1,874,798
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			421,000	402,036

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			215,000	220,701

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			948,000	995,322

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			162,000	187,515

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			245,000	248,063

				2,053,637
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			605,000	694,023

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			145,000	172,567

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			107,374	113,677

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			185,442	195,177

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			45,000	43,465

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			85,000	83,380

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			390,000	480,053

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			631,271	724,383

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			225,000	225,563

				2,732,288
Utilities and power (1.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			510,000	606,108

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			138,000	146,324

Beaver Valley Funding Corp. sr. bonds 9s, 2017			63,000	66,782

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			595,000	741,923

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			220,000	220,688

Dominion Resources, Inc./VA sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			10,000	11,273

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			450,000	467,733

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			365,000	381,765

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			685,000	736,711

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			490,000	649,575

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			235,000	268,388

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			360,000	379,800

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			784,000	1,049,888

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)			200,000	232,341

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)			640,000	739,068

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			252,000	261,450

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			360,000	399,745

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024			470,000	585,611

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			766,000	885,396

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			240,000	262,421

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			825,000	889,827

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			370,000	377,858

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			1,120,000	1,153,244

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			185,000	230,666

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			365,000	410,859

Kansas Gas and Electric Co. bonds 5.647s, 2021			229,336	243,942

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			179,000	175,341

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			266,000	264,830

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			420,000	418,210

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			385,000	519,907

Nevada Power Co. mtge. notes 7 1/8s, 2019			295,000	354,270

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022			445,000	564,352

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			441,000	474,255

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			418,000	539,566

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			140,000	170,390

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			331,000	353,147

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			145,000	152,963

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			1,285,000	1,450,007

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			656,000	684,582

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			110,000	125,544

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			889,000	1,139,132

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			1,145,000	1,156,450

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			210,000	214,313

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			1,945,000	1,979,038

				23,135,683

Total corporate bonds and notes (cost $169,945,193)				$186,084,931

MORTGAGE-BACKED SECURITIES (1.1%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047			$1,628,000	$1,641,228

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.647s, 2044			1,000,000	1,117,500
FRB Ser. 14-CR18, Class C, 4.74s, 2047			3,089,000	3,192,612
Ser. 12-CR1, Class AM, 3.912s, 2045			1,046,000	1,102,323

Federal Home Loan Mortgage Corporation
Ser. T-56, Class A, IO, 0.524s, 2043			4,212,975	71,423
Ser. T-56, Class 2, IO, zero %, 2043			6,167,030	241

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.311s, 2045			1,287,041	12,770

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			194,241	19

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.903s, 2032			135,215	113,581

JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 FRB Ser. C6, Class D, 5.208s, 2045			772,000	837,275

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 04-LN2, Class A2, 5.115s, 2041			53,221	53,337
FRB Ser. 13-C13, Class C, 4.056s, 2046			450,000	449,442

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			364,849	384,826
Ser. 98-C4, Class H, 5.6s, 2035			1,074,000	1,109,486

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			333,765	334,099
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049			575,767	574,696

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.525s, 2045			1,794,000	1,901,102

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			291,294	37,868

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			2,026,439	506,610

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.857s, 2045			5,554,835	580,202

WF-RBS Commercial Mortgage Trust FRB Ser. 14-C19, Class C, 4.646s, 2047			1,218,000	1,255,149

Total mortgage-backed securities (cost $14,868,305)				$15,275,789

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$215,000	$310,256

IL State G.O. Bonds, 4.421s, 1/1/15			420,000	422,646

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			350,000	487,176

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			275,000	318,984

Total municipal bonds and notes (cost $1,261,412)				$1,539,062

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$350,000	$374,500

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			450,000	472,927

Total foreign government and agency bonds and notes (cost $798,214)				$847,427

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			13,206	$772,815

Total convertible preferred stocks (cost $763,079)				$772,815

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Vodafone Group PLC (Call)	Jan-15/$40.00		$37,070	$3,587

Total purchased options outstanding (cost $10,380)				$3,587

SHORT-TERM INVESTMENTS (4.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	57,427,055	$57,427,055

SSgA Prime Money Market Fund Class N 0.00%(P)		Shares	390,000	390,000

U.S. Treasury Bills with an effective yield of zero% July 23, 2015(i)			$192,000	191,885

U.S. Treasury Bills with an effective yield of 0.04%, December 11, 2014(SEG)(SEGSF)			705,000	704,972

U.S. Treasury Bills with an effective yield of 0.02%, January 15, 2015(SEG)			69,000	68,998

Total short-term investments (cost $58,782,910)				$58,782,910

TOTAL INVESTMENTS

Total investments (cost $1,254,414,570)(b)				$1,357,448,042

FORWARD CURRENCY CONTRACTS at 10/31/14 (aggregate face value $46,297,603) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/17/14	$9,629,774	$10,002,831	$373,057
	Canadian Dollar	Sell	1/21/15	2,011,283	2,029,178	17,895
	Euro	Sell	12/17/14	2,152,753	2,163,266	10,513
Citibank, N.A.
	Euro	Sell	12/17/14	4,561,847	4,779,602	217,755
Credit Suisse International
	British Pound	Sell	12/17/14	4,859,823	5,013,605	153,782
	Euro	Sell	12/17/14	3,315,872	3,474,260	158,388
	Norwegian Krone	Sell	12/17/14	2,163,126	2,348,419	185,293
Deutsche Bank AG
	British Pound	Sell	12/17/14	2,559	69,193	66,634
HSBC Bank USA, National Association
	Euro	Sell	12/17/14	2,199,634	2,272,466	72,832
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/21/15	4,202,416	4,236,041	33,625
	Euro	Sell	12/17/14	2,062,126	2,162,196	100,070
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/21/15	2,011,195	2,027,712	16,517
	Euro	Buy	12/17/14	2,787,273	2,843,942	(56,669)
	Euro	Sell	12/17/14	2,787,273	2,874,892	87,619

Total						$1,437,311

FUTURES CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	136	$13,677,520	Dec-14	$468,464

Total				$468,464

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $2,966) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Vodafone Group PLC (Call)	Jan-15/$45.00	$37,070	$1,458

Total			$1,458

TBA SALE COMMITMENTS OUTSTANDING at 10/31/14 (proceeds receivable $7,540,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, November 1, 2044	$5,000,000	11/13/14	$5,420,703
Federal National Mortgage Association, 4s, November 1, 2044	2,000,000	11/13/14	2,123,594

Total			$7,544,297

George Putnam Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	24,187	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$163,200

Total		$—	$163,200

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,328,642,719.
(b)	The aggregate identified cost on a tax basis is $1,256,647,639, resulting in gross unrealized appreciation and depreciation of $121,164,433 and $20,364,030, respectively, or net unrealized appreciation of $100,800,403.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$65,325,071	$39,382,228	$47,280,244	$9,898	$57,427,055
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $22,753,516 to cover , delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities (equities in this case).
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $339,215 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$44,296,842	$—	$—
Capital goods	29,568,023	—	—
Communication services	36,667,611	—	—
Conglomerates	3,194,293	—	—
Consumer cyclicals	98,295,392	—	—
Consumer staples	73,253,541	—	—
Energy	72,034,770	—	—
Financials	135,216,256	—	—
Health care	124,531,374	—	—
Technology	187,454,154	—	—
Transportation	16,588,204	—	—
Utilities and power	26,789,527	—	—
Total common stocks	847,889,987	—	—
Convertible preferred stocks	$—	$772,815	$—
Corporate bonds and notes	—	186,084,931	—
Foreign government and agency bonds and notes		847,427
Mortgage-backed securities	—	15,275,789	—
Municipal bonds and notes	—	1,539,062	—
Purchased options outstanding	—	3,587	—
U.S. government and agency mortgage obligations	—	76,181,816	—
U.S. treasury obligations	—	170,069,718	—
Short-term investments	57,817,055	965,855	—

Totals by level	$905,707,042	$451,741,000	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,437,311	$—
Futures contracts	468,464	—	—
Written options outstanding	—	(1,458)	—
TBA sale commitments	—	(7,544,297)	—
Total return swap contracts	—	163,200	—

Totals by level	$468,464	$(5,945,244)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,493,980	$56,669
Equity contracts	635,251	1,458

Total	$2,129,231	$58,127

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$28,000
Written equity option contracts (contract amount)		$28,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$56,300,000
OTC total return swap contracts (notional)		$2,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	–	–	–	–	–	163,200	–	–	–	163,200
	Futures contracts§	–	–	–	–	–	–	155,040	–	–	155,040
	Forward currency contracts#	401,465	217,755	497,463	66,634	72,832	133,695	–	104,136	–	1,493,980

	Total Assets	$401,465	$217,755	$497,463	$66,634	$72,832	$296,895	$155,040	$104,136	$3,587	$1,815,807

	Liabilities:
	Forward currency contracts#	–	–	–	–	–	–	–	56,669	–	56,669
	Written options#	–	–	–	–	–	–	–	–	1,458	1,458

	Total Liabilities	$–	$–	$–	$–	$–	$–	$–	$56,669	$1,458	$58,127

	Total Financial and Derivative Net Assets	$401,465	$217,755	$497,463	$66,634	$72,832	$296,895	$155,040	$47,467	$2,129	$1,757,680
	Total collateral received (pledged)##†	$305,911	$180,000	$339,215	$–	$–	$70,000	$–	$–	$–
	Net amount	$95,554	$37,755	$158,248	$66,634	$72,832	$226,895	$155,040	$47,467	$2,129

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014